Reconciliation of Financial Statements to Form 5500 - Summary of reconciliation of net assets (Details) - EBP 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 282,101,147	$ 248,755,184
Participant loans in default	(46,105)	(40,884)
Net assets available for benefits per the Form 5500	$ 282,055,042	$ 248,714,300